UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21698
                                                    -----------

              Gabelli Global Gold, Natural Resources & Income Trust
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                                MARKET
      SHARES                                                    VALUE*
      ------                                                   --------
               COMMON STOCKS -- 91.5%
               ENERGY AND UTILITIES -- 34.6%
     135,600   BG Group plc, ADR .......................... $   6,466,764
     123,000   BJ Services Co. ............................     4,426,770
      51,000   BP plc, ADR ................................     3,613,350
      75,000   Burlington Resources Inc. ..................     6,099,000
      79,975   Chevron Corp. ..............................     5,176,782
      62,000   ConocoPhillips (d) .........................     4,334,420
      97,000   Devon Energy Corp. (d) .....................     6,658,080
      81,500   Exxon Mobil Corp. (d) ......................     5,178,510
     232,000   GlobalSantaFe Corp. ........................    10,583,840
      83,500   Halliburton Co. (d) ........................     5,721,420
      41,499   Kerr-McGee Corp. ...........................     4,029,968
      59,000   Marathon Oil Corp. .........................     4,066,870
     120,000   Murphy Oil Corp. (d) .......................     5,984,400
      45,000   Nabors Industries Ltd.+ ....................     3,232,350
     130,000   Noble Corp. (d) ............................     8,899,800
      25,000   Norsk Hydro ASA ............................     2,797,048
      92,400   Rowan Companies Inc. .......................     3,279,276
      83,000   Suncor Energy Inc. .........................     5,023,990
      60,000   Tesoro Corp. ...............................     4,034,400
      40,000   Total SA, ADR ..............................     5,432,800
      85,000   Transocean Inc.+ ...........................     5,211,350
     100,700   Valero Energy Corp. (d) ....................    11,385,142
     102,300   Weatherford International Ltd.+ ............     7,023,918
     129,000   Williams Companies Inc. ....................     3,231,450
     170,000   XTO Energy Inc. (d) ........................     7,704,400
                                                            -------------
                                                              139,596,098
                                                            -------------
               METALS AND MINING -- 53.6%
     653,600   Agnico-Eagle Mines Ltd. ....................     9,679,816
      60,000   Alcoa Inc. (d) .............................     1,465,200
     100,000   Anglo American plc .........................     2,980,808
     266,700   AngloGold Ashanti Ltd., ADR ................    11,318,748
      15,000   Arcelor ....................................       350,820
      15,000   Arch Coal Inc. .............................     1,012,500
     380,400   Barrick Gold Corp. (d) .....................    11,050,620
     100,000   Bema Gold Corp.+ ...........................       269,000
     115,000   BHP Billiton Ltd., ADR .....................     3,930,700
     100,000   Compania de Minas
                 Buenaventura SA, ADR .....................     3,105,000
      27,500   Falconbridge Ltd. ..........................       734,800
     377,000   Freeport-McMoRan
                 Copper & Gold Inc., Cl. B (d) ............    18,318,430
     575,600   Glamis Gold Ltd.+ ..........................    12,720,760
   1,043,400   Gold Fields Ltd., ADR ......................    15,160,602
     402,900   Goldcorp Inc. (d) ..........................     8,074,116
     185,800   Golden Star Resources Ltd.+ ................       620,572
     464,700   Harmony Gold Mining
                 Co. Ltd., ADR+ ...........................     5,083,818
       4,800   IAMGOLD Corp., New York ....................        35,328
     330,000   IAMGOLD Corp., Toronto .....................     2,421,419

                                                                MARKET
      SHARES                                                    VALUE*
      ------                                                   --------
      64,000   Inco Ltd. .................................. $   3,030,400
     776,700   Ivanhoe Mines Ltd., New York+ ..............     6,493,212
      98,000   Ivanhoe Mines Ltd., Toronto+ ...............       826,150
     100,000   Kingsgate Consolidated Ltd. ................       283,688
   1,235,700   Kinross Gold Corp.+ ........................     9,490,176
   5,400,000   Lihir Gold Ltd.+ ...........................     7,906,658
     518,500   Meridian Gold Inc.+ ........................    11,360,335
     635,000   Newcrest Mining Ltd. .......................    10,159,613
     427,500   Newmont Mining Corp. (d) ...................    20,165,175
   3,000,000   Oxiana Ltd.+ ...............................     3,065,660
      50,000   Peabody Energy Corp. .......................     4,217,500
      29,000   Phelps Dodge Corp. .........................     3,767,970
     957,800   Placer Dome Inc. (d) .......................    16,426,270
     125,000   Randgold Resources Ltd., ADR+ ..............     1,965,000
      23,700   Rio Tinto plc, ADR .........................     3,893,910
      60,000   Teck Cominco Ltd., Cl. B ...................     2,691,613
      87,091   Xstrata plc ................................     2,256,537
                                                            -------------
                                                              216,332,924
                                                            -------------
               PAPER AND FOREST PRODUCTS -- 2.1%
      15,600   International Paper Co. ....................       464,880
     100,000   Plum Creek Timber Co. Inc. .................     3,791,000
       6,300   Potlatch Corp. .............................       328,356
      59,000   Weyerhaeuser Co. ...........................     4,056,250
                                                            -------------
                                                                8,640,486
                                                            -------------
               SPECIALTY CHEMICALS -- 1.2%
      26,000   Dow Chemical Co. ...........................     1,083,420
      90,000   E.I. du Pont de Nemours and Co. ............     3,525,300
                                                            -------------
                                                                4,608,720
                                                            -------------
               TOTAL COMMON STOCKS ........................   369,178,228
                                                            -------------
  PRINCIPAL
   AMOUNT
  --------
               U.S. GOVERNMENT OBLIGATIONS -- 8.5%
 $34,323,000   U.S. Treasury Bills,
                 3.247% to 3.493%++,
                 10/06/05 to 12/15/05 (d) .................    34,165,670
                                                            -------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $337,691,686) .................................. $ 403,343,898
                                                            =============
   --------------
            For Federal tax purposes:
            Aggregate cost of investments ................. $ 337,691,686
                                                            =============
            Gross unrealized appreciation ................. $  66,878,499
            Gross unrealized depreciation .................    (1,226,287)
                                                            -------------
            Net unrealized appreciation
              (depreciation) .............................. $  65,652,212
                                                            =============
   --------------

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

   NUMBER OF                                 EXPIRATION DATE/   MARKET
   CONTRACTS                                  EXERCISE PRICE    VALUE*
   ---------                                  -------------     ------
               OPTION CONTRACTS WRITTEN --(8.1)%
               PUT OPTIONS WRITTEN -- (0.1)%
      225      AngloGold Ashanti Ltd.,
                 ADR .........................Nov. 05/40     $     20,812
      225      AngloGold Ashanti Ltd.,
                 ADR .........................Jan. 06/35            9,000
      200      BHP Billiton Ltd., ADR ........Nov. 05/33           15,760
      350      Compania de Minas
                 Buenaventura SA, ADR ........Dec. 05/25           12,250
      100      Goldcorp Inc. .................Nov. 05/17.50         2,250
    1,000      Harmony Gold
                 Mining Co. Ltd., ADR ........Dec. 05/8.75         21,200
      100      Inco Ltd. .....................Oct. 05/35              500
    1,300      Kinross Gold Corp. ............Nov. 05/6.50         14,950
      100      Phelps Dodge Corp. ............Oct. 05/90              500
      100      Phelps Dodge Corp. ............Nov. 05/115          23,000
      100      Phelps Dodge Corp. ............Jan. 06/100          19,000
    1,000      Randgold Resources Ltd.,
                 ADR .........................Dec. 05/15           85,000
      100      Teck Cominco Ltd.,
                 Cl. B(a) ....................Nov. 05/44            2,581
                                                             ------------
               TOTAL PUT OPTIONS WRITTEN
                 (Premiums received $327,533) ...............$    226,803
                                                             ============
               CALL OPTIONS WRITTEN -- (8.0)%
    5,750      Agnico-Eagle Mines Ltd. .......Nov. 05/15     $    402,500
      786      Agnico-Eagle Mines Ltd. .......Feb. 06/17.50        39,300
      420      Alcoa Inc. ....................Oct. 05/25           14,700
      180      Alcoa Inc. ....................Oct. 05/27.50           900
       50      Anglo American plc(b) .........Dec. 05/1500        194,899
       50      Anglo American plc(b) .........Dec. 05/1800         18,079
      532      AngloGold Ashanti Ltd.,
                 ADR .........................Oct. 05/35          401,660
    2,135      AngloGold Ashanti Ltd.,
                 ADR .........................Oct. 05/40          640,500
      900      Barrick Gold Corp. ............Oct. 05/22.50       594,000
      606      Barrick Gold Corp. ............Oct. 05/25          248,460
      775      Barrick Gold Corp. ............Oct. 05/30           38,750
    1,000      Barrick Gold Corp. ............Nov. 05/30           90,000
      523      Barrick Gold Corp. ............Jan. 06/30           81,065
      700      Bema Gold Corp. ...............Oct. 05/2.50         21,000
      300      Bema Gold Corp. ...............Oct. 05/5             1,500
      472      BHP Billiton Ltd., ADR ........Nov. 05/30          217,120
      378      BHP Billiton Ltd., ADR ........Nov. 05/35           43,470
      300      BHP Billiton Ltd., ADR ........Jan. 06/36.48        42,690

   NUMBER OF                                 EXPIRATION DATE/   MARKET
   CONTRACTS                                  EXERCISE PRICE    VALUE*
   ---------                                  -------------     ------
      620      BJ Services Co. ...............Oct. 05/30     $    378,200
      250      BJ Services Co. ...............Nov. 05/37.50        28,250
      360      BJ Services Co. ...............Jan. 06/35          115,200
      160      BP plc, ADR ...................Oct. 05/65          113,600
      175      BP plc, ADR ...................Nov. 05/75           10,938
      175      BP plc, ADR ...................Jan. 06/80            8,750
      300      Burlington Resources Inc. .....Oct. 05/70          351,000
      200      Burlington Resources Inc. .....Oct. 05/75          132,000
      250      Burlington Resources Inc. .....Jan. 06/85          115,000
      127      Chevron Corp. .................Oct. 05/60           97,790
      200      Chevron Corp. .................Oct. 05/65           59,000
      200      Chevron Corp. .................Dec. 05/70           24,000
      265      Chevron Corp. .................Jan. 06/70           42,400
      372      Compania de Minas
                 Buenaventura SA, ADR ........Dec. 05/22.50       327,360
      628      Compania de Minas
                 Buenaventura SA, ADR ........Dec. 05/25          383,080
      620      ConocoPhillips ................Nov. 05/70          198,400
      140      Devon Energy Corp. ............Oct. 05/50          275,800
      150      Devon Energy Corp. ............Oct. 05/60          144,000
      190      Devon Energy Corp. ............Oct. 05/65           95,000
      150      Devon Energy Corp. ............Nov. 05/70           46,500
      150      Devon Energy Corp. ............Nov. 05/75           23,250
      190      Devon Energy Corp. ............Jan. 06/65          140,600
      160      Dow Chemical Co. ..............Dec. 05/50            2,400
      100      Dow Chemical Co. ..............Dec. 05/55            1,000
      290      E.I. du Pont de Nemours
                 & Co. .......................Oct. 05/50            1,450
      410      E.I. du Pont de Nemours
                 & Co. .......................Oct. 05/55            2,050
      346      Exxon Mobil Corp. .............Oct. 05/60          141,860
      369      Exxon Mobil Corp. .............Oct. 05/65           27,675
       50      Exxon Mobil Corp. .............Nov. 05/65            8,000
       50      Exxon Mobil Corp. .............Nov. 05/70            1,500
    1,528      Freeport-McMoRan Copper
                 & Gold Inc., Cl. B ..........Nov. 05/40        1,344,640
      500      Freeport-McMoRan Copper
                 & Gold Inc., Cl. B ..........Nov. 05/45          225,000
    1,742      Freeport-McMoRan Copper
                 & Gold Inc., Cl. B ..........Jan. 06/45          958,100
    4,176      Glamis Gold Ltd. ..............Nov. 05/20        1,148,400
      790      Glamis Gold Ltd. ..............Nov. 05/22.50        94,800
      790      Glamis Gold Ltd. ..............Feb. 06/22.50       181,700
      560      GlobalSantaFe Corp. ...........Oct. 05/42.50       229,600

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

   NUMBER OF                                 EXPIRATION DATE/   MARKET
   CONTRACTS                                  EXERCISE PRICE    VALUE*
   ---------                                  -------------     ------
               OPTION CONTRACTS WRITTEN (CONTINUED)
               CALL OPTIONS WRITTEN (CONTINUED)
      260      GlobalSantaFe Corp. ...........Oct. 05/45     $     53,300
      250      GlobalSantaFe Corp. ...........Jan. 06/50           42,500
    1,250      GlobalSantaFe Corp. ...........Jan. 06/53.976      113,500
    7,684      Gold Fields Ltd., ADR .........Oct. 05/12.50     1,767,320
      500      Gold Fields Ltd., ADR .........Jan. 06/12.50       127,500
    2,250      Gold Fields Ltd., ADR .........Jan. 06/15          236,250
    2,560      Goldcorp Inc. .................Oct. 05/15        1,305,600
    1,469      Goldcorp Inc. .................Oct. 05/17.50       440,700
      658      Golden Star Resources
                 Ltd. ........................Jan. 06/4            21,648
    1,200      Golden Star Resources
                 Ltd. ........................Jan. 06/5            21,000
       95      Halliburton Co. ...............Oct. 05/45          225,150
      120      Halliburton Co. ...............Oct. 05/55          168,000
      210      Halliburton Co. ...............Oct. 05/65           94,500
      100      Halliburton Co. ...............Nov. 05/75           13,000
      210      Halliburton Co. ...............Jan. 06/70           96,600
      100      Halliburton Co. ...............Jan. 06/75           28,000
    2,040      Harmony Gold
                 Mining Co. Ltd., ADR ........Nov. 05/10          255,000
    2,607      Harmony Gold
                 Mining Co. Ltd., ADR ........Jan. 06/10          404,085
    1,425      IAMGOLD Corp.(a) ..............Nov. 05/9            36,774
      450      IAMGOLD Corp.(a) ..............Nov. 05/10            3,871
    1,465      IAMGOLD Corp. .................Dec. 05/7.50         84,238
       85      Inco Ltd. .....................Oct. 05/35          105,825
      264      Inco Ltd. .....................Oct. 05/45           84,480
      291      Inco Ltd. .....................Jan. 06/50           69,840
      156      International Paper Co. .......Oct. 05/37.50           780
      360      Ivanhoe Mines Ltd. ............Dec. 05/7.50         45,000
    2,375      Ivanhoe Mines Ltd. ............Dec. 05/10           59,375
    4,890      Ivanhoe Mines Ltd. ............Jan. 06/8           538,389
      736      Ivanhoe Mines Ltd. ............Jan. 06/8.25         69,552
      303      Ivanhoe Mines Ltd. ............Jan. 06/8.75         21,755
       12      Ivanhoe Mines Ltd. ............Mar. 06/10              720
      290      Kerr-McGee Corp. ..............Oct. 05/85          359,600
      125      Kerr-McGee Corp. ..............Nov. 05/105          20,625
    5,000      Kinross Gold Corp. ............Oct. 05/6.20        763,500
    4,357      Kinross Gold Corp. ............Nov. 05/7.50        304,990
    3,000      Kinross Gold Corp. ............Nov. 05/8.35         78,000
    3,500      Lihir Gold Ltd.(c) ............Jan. 06/1.5235    1,121,025
      140      Marathon Oil Corp. ............Oct. 05/55          196,700
      450      Marathon Oil Corp. ............Oct. 05/60          414,000
    1,665      Meridian Gold Inc. ............Oct. 05/17.50       815,850
    2,895      Meridian Gold Inc. ............Oct. 05/20          651,375

   NUMBER OF                                 EXPIRATION DATE/   MARKET
   CONTRACTS                                  EXERCISE PRICE    VALUE*
   ---------                                  -------------     ------
      625      Meridian Gold Inc. ............Jan. 06/22.50  $    118,750
      520      Murphy Oil Corp. ..............Oct. 05/50           78,000
      510      Murphy Oil Corp. ..............Oct. 05/57.50         7,650
      170      Murphy Oil Corp. ..............Oct. 05/60            2,550
      450      Nabors Industries Ltd. ........Dec. 05/75          157,500
   85,000      Newcrest Mining Ltd.(c) .......Oct. 05/17.10       179,555
      250      Newcrest Mining Ltd.(c) .......Oct. 05/18.648      421,338
      500      Newmont Mining Corp. ..........Oct. 05/42.50       270,000
    1,775      Newmont Mining Corp. ..........Dec. 05/45          852,000
    1,000      Newmont Mining Corp. ..........Dec. 05/47.50       270,000
    1,000      Newmont Mining Corp. ..........Jan. 06/50          220,000
      700      Noble Corp. ...................Dec. 05/80           52,500
      600      Noble Corp. ...................Jan. 06/80           76,500
1,500,000      Oxiana Ltd.(c) ................Oct. 05/1.008       285,976
    1,500      Oxiana Ltd.(c) ................Nov. 05/1.38375      68,634
       45      Peabody Energy Corp. ..........Oct. 05/65           87,525
      105      Peabody Energy Corp. ..........Dec. 05/70          171,150
      150      Peabody Energy Corp. ..........Dec. 05/75          189,000
      150      Peabody Energy Corp. ..........Dec. 05/90           60,000
       50      Peabody Energy Corp. ..........Mar. 06/100          17,500
      290      Phelps Dodge Corp. ............Oct. 05/95        1,029,500
      195      Placer Dome Inc. ..............Oct. 05/15           50,700
      140      Placer Dome Inc. ..............Dec. 05/15           35,700
    4,163      Placer Dome Inc. ..............Dec. 05/17.50       457,930
    2,325      Placer Dome Inc. ..............Jan. 06/17.50       313,875
    2,755      Placer Dome Inc. ..............Jan. 06/20          165,300
    1,000      Plum Creek Timber
                 Co. Inc. ....................Nov. 05/40           40,000
       63      Potlatch Corp. ................Nov. 05/55            5,040
      500      Randgold Resources
                 Ltd., ADR ...................Dec. 05/17.50        31,250
      750      Randgold Resources
                 Ltd., ADR ...................Nov. 06/15.50        86,100
       50      Rio Tinto plc, ADR ............Oct. 05/130         172,500
      100      Rio Tinto plc, ADR ............Jan. 06/150         207,000
      240      Rowan Companies Inc. ..........Oct. 05/30          135,600
      634      Rowan Companies Inc. ..........Oct. 05/35          107,780
       50      Rowan Companies Inc. ..........Jan. 06/40            8,125
      500      Suncor Energy Inc. ............Dec. 05/65          155,000
      330      Suncor Energy Inc. ............Jan. 06/70           90,750
      250      Teck Cominco Ltd.,
                 Cl. B(a) ....................Oct. 05/50          104,301
      350      Teck Cominco Ltd.,
                 Cl. B(a) ....................Nov. 05/52           85,806
      600      Tesoro Corp. ..................Nov. 05/60          618,000
      400      Total SA, ADR .................Jan. 06/145.62      108,960
      385      Transocean Inc. ...............Nov. 05/60          180,950

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

   NUMBER OF                                 EXPIRATION DATE/   MARKET
   CONTRACTS                                  EXERCISE PRICE    VALUE*
   ---------                                  -------------     ------
      385      Transocean Inc. ...............Nov. 05/65     $     80,850
       80      Transocean Inc. ...............Jan. 06/70           19,800
      306      Valero Energy Corp. ...........Jan. 06/120         260,100
      701      Valero Energy Corp. ...........Jan. 06/125         462,660
       85      Weatherford International
                 Ltd. ........................Nov. 05/55          120,275
       60      Weatherford International
                 Ltd. ........................Nov. 05/60           62,400
      878      Weatherford International
                 Ltd. ........................Nov. 05/70          254,620
       25      Weyerhaeuser Co. ..............Oct. 05/65            9,250
      405      Weyerhaeuser Co. ..............Oct. 05/70           36,450
      125      Weyerhaeuser Co. ..............Jan. 06/70           33,125
       35      Weyerhaeuser Co. ..............Jan. 06/75            4,288
      450      Williams Companies Inc. .......Nov. 05/22.50       153,000
      840      Williams Companies Inc. .......Jan. 06/25          176,400
      400      XTO Energy Inc. ...............Nov. 05/40          280,000
    1,300      XTO Energy Inc. ...............Dec. 05/41.17       770,770
                                                             ------------
               TOTAL CALL OPTIONS WRITTEN
                 (Premiums received $9,871,575) .............$ 32,329,086
                                                             ============

   --------------
   (a) Exercise price denoted in Canadian dollars.
   (b) Exercise price denoted in British pounds.
   (c) Exercise price denoted in Australian dollars.
   (d) Securities, or a portion thereof, with a value of $98,203,508 pledged as collateral for options written.
   +   Non-income producing security.
   ++  Represents annualized yield at date of purchase.
   ADR American Depository Receipt
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Global Gold, Natural Resources & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, President &
                           Principal Executive Officer

Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, President &
                           Principal Executive Officer

Date     November 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Joseph H. Egan
                         -------------------------------------------------------
                           Joseph H. Egan, Treasurer &
                           Principal Financial Officer

Date     November 28, 2005
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.